CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	¥ 1,499,462	¥ 1,485,232